Condensed consolidated statements of cash flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (10,454,610)	$ (1,020,488)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on change in fair value of derivative liability	9,293,825
Amortization of discounts on convertible debentures	324,465
Amortization of premiums on convertible debentures and loans payable to related parties	(451,217)
Depreciation and amortization	256,010	74,608
Amortization of operating right-of-use assets	78,273	62,785
Amortization of operating right-of-use liabilities	(81,506)	(55,970)
Stock compensation	768,582
Loss on settlement of debt	1,278,998
Gain of forgiveness of Cares Act loan	(1,124,534)
Gain on settlement of warrants	127,973
Changes in operating assets and liabilities:
Accounts receivable	(2,182,914)	889,769
Contract assets	(556,846)	243,548
Prepaid expenses and deposits	(169,071)	60,416
Other assets	(744,867)
Accounts payable and accrued liabilities	(681,164)	(462,476)
Contract liabilities	882,456	29,651
Net cash used in operating activities	(3,436,147)	(178,157)
Cash flows from investing activities:
Cash acquired in reverse acquisition	2,155,707
Purchase of equipment	(66,292)	(105,319)
Net cash provided by/(used in) investing activities	2,089,415	(105,319)
Cash flows from financing activities:
Repayments of loans payable	(40,195)	(391,780)
Distributions to shareholders		(405,796)
Proceeds from Cares Act loans	873,465	1,124,200
Repayments of convertible debentures	(94,260)
Release of restricted cash	2,000,000
Proceeds from factor financing	5,030,874
Repayments of factor financing	(4,594,911)
Net cash provided by financing activities	3,174,973	326,624
Net increase in cash	1,828,241	43,148
Cash, beginning of period	436,448	917,790	$ 917,790
Cash, end of period	2,264,689	960,938	436,448	$ 917,790
Supplemental disclosures of cash flow information:
Cash paid for interest	11,623	95,683
Cash paid for income taxes
Non-cash investing and financing activities:
Common stock issued for conversion of convertible debentures	2,035,425
Common stock issued for conversion of Series A preferred stock	404,771
Common stock issued upon cashless exercise of warrants	744,927
Common stock issued for conversion of warrants	18,602
Related party note issued	100,000
Convertible debentures issued	250,000
Spectrum Global Solutions, Inc
Cash flows from operating activities:
Net loss			(17,710,296)	(5,834,258)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on change in fair value of derivative liability			662,968	(1,843,935)
Amortization of discounts on convertible debentures			651,129	1,560,657
Depreciation and amortization			54,248	52,696
Amortization of operating right-of-use assets			51,567	148,215
Amortization of operating right-of-use liabilities			(50,513)	(143,248)
Stock compensation			1,852,725	1,274,694
Loss on settlement of debt			2,623,379	(267,282)
Initial derivative expense			594,803	116,638
Default and debt extension fees			120,903
Loss on return of shares			194,732
Loss on fair value of additional shares			177,746
Foreign exchange loss				10,022
Changes in operating assets and liabilities:
Accounts receivable			1,386,583	1,170,569
Contract assets			125,559	1,629,708
Prepaid expenses and deposits			6,105	5,081
Other assets				669,641
Accounts payable and accrued liabilities			129,099	(860,626)
Contract liabilities			(68,213)	84,200
Net cash used in operating activities of continuing operations			(9,197,476)	(2,227,228)
Net cash provided by (used in) operating activities of discontinued operations			8,742,662	(48,136)
Net cash used in operating activities			(454,814)	(2,275,364)
Cash flows from investing activities:
Purchase of equipment			(7,760)	(7,759)
Net cash used in investing activities of continuing operations			(7,760)	(7,759)
Net cash used in investing activities of discontinued operations			(978,395)	(1,003,656)
Net cash provided by/(used in) investing activities			(986,155)	(1,011,415)
Cash flows from financing activities:
Proceeds from loans payable			6,207,315	28,656,567
Repayments of loans payable			(6,836,492)	(28,795,279)
Proceeds from loans payable to related parties			319,972	3,159,978
Repayments of loans payable to related parties				(112,724)
Proceeds from convertible notes			611,000	534,500
Repayments of convertible notes			(1,360,836)	(366,321)
Proceeds from factor financing			16,563,092
Repayments of factor financing			(14,648,481)
Net cash provided by financing activities of continuing operations			855,570	3,076,721
Net cash provided by financing activities of discontinued operations			791,058
Net cash provided by financing activities			1,646,628	3,076,721
Net increase in cash			205,659	(210,058)
Cash, beginning of period	$ 580,800	$ 375,141	375,141	585,199
Cash, end of period			580,800	375,141
Supplemental disclosures of cash flow information:
Cash paid for interest			394,830	374,737
Cash paid for income taxes			14,900	109,099
Non-cash investing and financing activities:
Common stock issued for conversion of convertible debentures			2,146,342	4,899,842
Original issue discounts			186,250	581,000
Original debt discount against derivative liability			611,000
Common stock issued for conversion of Series A preferred stock			270,485	85,061
Common stock issued for WaveTech GmbH debtholders			8,507,557
Addition to principal of convertible debenture due to defaults and debt extension fees			120,903
Issuance of common stock upon execution of convertible debenture agreements			103,000
Addition to derivative liability due to issuance of stock options			44,700
Addition to derivative liability due to issuance of warrants			100,803
Additional shares issued based on terms of convertible debentures			177,745
Shares returned and canceled			194,732
Net assets disposed of in TNS sale			5,500,268
Net liabilities disposed of in AWS sale			749,609
Third party payment of third-party debt				1,023,365
Addition to principal of convertible debenture due to Barn 11 default				167,093
Addition to derivative liability due to Barn 11 default				466,000
Deemed dividend - Series A preferred stock modification				488,072
Right-of-use operating lease assets obtained in exchange for operating lease liabilities				316,599
Accounts payable exchanged for convertible note				51,030
Assignment of related party debt				$ 200,000